Vesting, Withdrawals and Distributions (Details) - EBP 075	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Vesting period	3 years
Maximum deferred distribution age (in years) | year	73
Deferred distribution account balance threshold	$ 5,000,000
Automatic rollover IRA distribution threshold amount	$ 1,000,000